Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue:
Gross revenue	$ 591,781	$ 589,647	$ 1,169,847	$ 1,132,230
Reimbursable expenses	(160,758)	(179,017)	(306,870)	(321,078)
Net revenue	431,023	410,630	862,977	811,152
Costs and expenses:
Direct costs	250,044	237,984	500,503	466,587
Selling, general and administrative expense	80,833	80,168	162,222	160,957
Depreciation and amortization	14,395	14,457	28,843	29,577
Restructuring	7,753	4,094	7,753	4,094
Total costs and expenses	353,025	336,703	699,321	661,215
Income from operations	77,998	73,927	163,656	149,937
Interest income	579	359	1,134	693
Interest expense	(3,179)	(3,198)	(6,358)	(6,413)
Income before provision for income taxes	75,398	71,088	158,432	144,217
Provision for income taxes	(10,581)	(10,014)	(22,206)	(20,179)
Net income	$ 64,817	$ 61,074	$ 136,226	$ 124,038
Net income per Ordinary Share:
Basic	$ 1.20	$ 1.10	$ 2.52	$ 2.25
Diluted	$ 1.19	$ 1.08	$ 2.48	$ 2.20
Weighted average number of Ordinary Shares outstanding:
Basic	53,846,544	55,318,923	54,109,800	55,164,971
Diluted	54,530,805	56,580,799	54,923,019	56,427,516